Property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of plant and equipment
Balance at beginning		$ 1
Depreciation	$ 12		$ 9
Balance at end	97		1
Cost
Reconciliation of plant and equipment
Balance at beginning	140	225
Written-off	(140)	(85)
Business combination - merger transaction	22
Additions	92
Balance at end	114	140	225
Accumulated depreciation
Reconciliation of plant and equipment
Balance at beginning	(140)	(224)
Written-off	(140)	(84)
Business combination - merger transaction	(5)
Depreciation	12
Balance at end	(17)	(140)	(224)
Computer equipment
Reconciliation of plant and equipment
Balance at end	92
Computer equipment | Cost
Reconciliation of plant and equipment
Balance at beginning	117	117
Written-off	(117)
Business combination - merger transaction	22
Additions	87
Balance at end	109	117	117
Computer equipment | Accumulated depreciation
Reconciliation of plant and equipment
Balance at beginning	(117)	(117)
Written-off	(117)
Business combination - merger transaction	(5)
Depreciation	12
Balance at end	(17)	(117)	(117)
Furniture and fitting | Cost
Reconciliation of plant and equipment
Balance at beginning	20	20
Written-off	(20)
Balance at end		20	20
Furniture and fitting | Accumulated depreciation
Reconciliation of plant and equipment
Balance at beginning	(20)	(20)
Written-off	(20)
Balance at end		(20)	(20)
Office equipment
Reconciliation of plant and equipment
Balance at end	5
Office equipment | Cost
Reconciliation of plant and equipment
Balance at beginning	3	3
Written-off	(3)
Additions	5
Balance at end	5	3	3
Office equipment | Accumulated depreciation
Reconciliation of plant and equipment
Balance at beginning	(3)	(3)
Written-off	$ (3)
Balance at end		(3)	(3)
Leasehold improvement
Reconciliation of plant and equipment
Balance at beginning		1
Balance at end			1
Leasehold improvement | Cost
Reconciliation of plant and equipment
Balance at beginning		85
Written-off		(85)
Balance at end			85
Leasehold improvement | Accumulated depreciation
Reconciliation of plant and equipment
Balance at beginning		(84)
Written-off		$ (84)
Balance at end			$ (84)